Income Taxes - Summary of Breakdown of Changes in Consolidated Deferred Income Taxes (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Changes in deferred tax liability (asset) [abstract]
Deferred income tax (charged) credited to the income statement	$ (2,569)	$ 2,938	$ 331
Deferred income tax (charged) credited to stockholders' equity	193	200	514
Reclassification to other captions in the statement of financial position and in the income statement	27	(560)	531
Change in deferred income tax during the period	$ (2,349)	$ 2,578	$ 1,376